SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flow Statement [Abstract]
Accounts receivable	$ (612)	$ (762)
Inventory	361	(884)
Prepayments and other	(655)	(226)
Accounts payable and other	432	521
Changes in non-cash working capital, net	$ (474)	$ (1,351)	[1]

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(b) for further details.